T. ROWE PRICE Short-Term Bond Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.6%
Car Loan 6.1%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  3,810 3,752
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 13,701
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  730 726
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 5,961
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,606
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 7,950
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 1,516 1,514
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 3,155 3,130
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 7,360 7,186
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 4,265 4,149
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,702
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 2,907
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,025
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,228
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  1,595 1,590

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,038
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,503
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 1,256 1,221
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,133
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 11,695 11,642
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  6,660 6,463
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,036
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,370
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  310 309
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 485
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 12,756
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 5,000 4,949
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,140 4,857
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,180
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,299
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,615

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  3,805 3,796
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 2,938
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 3,590 3,531
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 9,927
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  2,405 2,373
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  217 216
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 651 634
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32 (1) 2,440 2,415
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 2,023 2,011
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 1,718 1,709
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 2,020 2,015
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 3,105 2,957
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  54 54
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 8,785
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  11,575 11,112
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  8,555 8,560

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25 (1) 4,050 3,969
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 15,370 14,977
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 6,710 6,467
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 5,315 5,110
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  5,370 5,342
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,311
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 3,906
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  2,893 2,856
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,499
274,453
Other Asset-Backed Securities 5.7%
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.63%, 4/15/34 (1) 2,280 2,266
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 1,648 1,588
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,026 965
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/15/33 (1) 10,480 10,427
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.62%, 7/15/33 (1) 15,375 15,301
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 4,710 4,729

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/17/34 (1) 9,145 9,045
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 431 414
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 2,129 1,978
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 6,376 5,833
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,265
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 2,156 2,143
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 122 121
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 585 549
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 1,204 1,124
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 839 787
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 9,625 9,625
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 1,795 1,795
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 4,315 4,254
KKR
Series 29A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.77%, 1/15/32 (1) 8,250 8,228
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.589%, 7/27/31 (1) 10,589 10,534
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.169%, 7/27/31 (1) 6,810 6,787

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.598%, 10/15/32 (1) 13,845 13,740
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M TSFR + 1.252%, 6.578%, 4/20/32 (1) 8,915 8,867
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.488%, 4/20/32 (1) 745 732
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M TSFR + 1.332%, 6.64%, 7/15/33 (1) 7,285 7,249
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.813%, 1/25/32 (1) 8,065 8,034
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 741 690
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 9,129 8,924
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1) 204 199
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 73 71
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 183 177
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.972%, 10/18/30 (1) 7,575 7,444
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.572%, 1/20/32 (1) 14,325 14,219
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M TSFR + 1.292%, 6.637%, 4/22/29 (1) 8,608 8,574
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.12%, 7/15/30 (1) 5,510 5,420
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 2,140 2,064
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 5,025 4,877

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 586 584
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,666
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M TSFR + 1.342%, 6.706%, 11/15/31 (1) 17,285 17,228
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 1,873 1,752
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39 (1) 6,835 6,513
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 547 535
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 1,796 1,738
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 2,620 2,469
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 899 853
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 7.063%, 10/25/29 (1) 11,545 11,263
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M TSFR + 1.142%, 6.45%, 4/15/28 (1) 1,252 1,252
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.59%, 1/15/34 (1) 3,605 3,578
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.668%, 4/20/33 (1) 4,230 4,206
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 5,325 5,316
255,992
Student Loan 1.8%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 3,940 3,635

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 2,548 2,452
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 4,180 3,932
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 6,070 5,593
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 2,176 1,982
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 14,864 13,602
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 2,373 2,138
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 2,570 2,296
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 1,552 1,379
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 1,376 1,249
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.408%, 3/22/32  2,759 2,642
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.169%, 3/26/68 (1) 1,586 1,562
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 9,023 8,112
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 3,122 2,816
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M TSFR + 1.614%, 6.925%, 4/15/32 (1) 2,403 2,405
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 1,546 1,496
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M TSFR + 1.214%, 6.525%, 9/15/34 (1) 2,299 2,294

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 6.145%, 1/15/37 (1) 5,942 5,872
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,640 1,465
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 6,166 5,493
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 7,972 7,051
79,466
Total Asset-Backed Securities
(Cost $629,183) 609,911
CORPORATE BONDS 48.2%
FINANCIAL INSTITUTIONS 20.4%
Banking 14.0%
Ally Financial, 3.875%, 5/21/24  9,890 9,695
American Express, 2.25%, 3/4/25  12,785 12,138
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  14,000 13,960
Banco Santander, 3.496%, 3/24/25  8,200 7,918
Banco Santander, VR, 5.742%, 6/30/24 (2) 3,000 2,989
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  8,000 7,915
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 1,845
Bank of America, VR, 0.81%, 10/24/24 (2) 6,275 6,213
Bank of America, VR, 0.976%, 4/22/25 (2) 9,040 8,736
Bank of America, VR, 1.734%, 7/22/27 (2) 6,595 5,872
Bank of America, VR, 1.843%, 2/4/25 (2) 6,080 5,974
Bank of America, VR, 3.384%, 4/2/26 (2) 7,560 7,263
Bank of America, VR, 3.841%, 4/25/25 (2) 5,330 5,260
Bank of America, VR, 5.08%, 1/20/27 (2) 3,965 3,917
Bank of Ireland Group, 4.50%, 11/25/23 (1) 21,463 21,354
Bank of Montreal, 3.70%, 6/7/25  10,110 9,761
Bank of Montreal, 5.30%, 6/5/26  5,440 5,418
Bank of Montreal, Series H, 4.25%, 9/14/24  5,025 4,945
Bank of New York Mellon, VR, 4.414%, 7/24/26 (2) 6,645 6,490
Bank of New York Mellon, VR, 4.947%, 4/26/27 (2) 6,805 6,646
Bank of New York Mellon, VR, 5.148%, 5/22/26 (2) 4,875 4,843
Banque Federative du Credit Mutuel, 0.65%, 2/27/24 (1) 7,615 7,425
Banque Federative du Credit Mutuel, 0.998%, 2/4/25 (1) 9,745 9,077
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,867

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 1.007%, 12/10/24 (2) 7,245 7,146
Barclays, VR, 5.304%, 8/9/26 (2) 4,510 4,436
Barclays, VR, 7.325%, 11/2/26 (2) 4,915 5,005
BPCE, 5.70%, 10/22/23 (1) 22,547 22,519
CaixaBank, VR, 6.208%, 1/18/29 (1)(2) 7,445 7,397
Capital One Financial, 3.90%, 1/29/24  4,115 4,079
Capital One Financial, 4.25%, 4/30/25 (3) 1,490 1,445
Capital One Financial, VR, 2.636%, 3/3/26 (2) 7,645 7,208
Capital One Financial, VR, 4.985%, 7/24/26 (2) 5,995 5,867
Capital One Financial, VR, 6.312%, 6/8/29 (2) 3,000 2,990
Citigroup, VR, 0.981%, 5/1/25 (2) 7,545 7,292
Citigroup, VR, 3.106%, 4/8/26 (2) 4,035 3,864
Citigroup, VR, 4.14%, 5/24/25 (2) 7,260 7,166
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,556
Credit Suisse, 0.495%, 2/2/24  7,350 7,182
Danske Bank, 5.375%, 1/12/24 (1) 8,680 8,637
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 5,275 5,173
Discover Bank, 2.45%, 9/12/24  1,390 1,333
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2) 2,490 2,509
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (2) 1,200 1,210
Fifth Third Bank, 2.25%, 2/1/27 (3) 540 477
Fifth Third Bank, VR, 5.852%, 10/27/25 (2) 13,720 13,520
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,147
Goldman Sachs Group, 5.70%, 11/1/24  2,915 2,901
Goldman Sachs Group, VR, 0.657%, 9/10/24 (2) 4,990 4,984
Goldman Sachs Group, VR, 0.925%, 10/21/24 (2) 4,580 4,534
Goldman Sachs Group, VR, 1.757%, 1/24/25 (2) 7,600 7,458
Goldman Sachs Group, VR, 4.482%, 8/23/28 (2) 5,960 5,710
HSBC Holdings, VR, 1.162%, 11/22/24 (2) 4,675 4,615
HSBC Holdings, VR, 1.645%, 4/18/26 (2) 12,655 11,785
Huntington National Bank, VR, 5.699%, 11/18/25 (2) 3,105 3,049
JPMorgan Chase, FRN, SOFR + 0.885%, 6.201%, 4/22/27 (3) 5,480 5,456
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 8,300 7,970
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 13,190 12,419
JPMorgan Chase, VR, 4.08%, 4/26/26 (2) 7,690 7,490
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,644
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (2) 11,650 11,128
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 6,525 6,155
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 7,180 6,832
Morgan Stanley, VR, 3.62%, 4/17/25 (2) 4,160 4,096
Morgan Stanley, VR, 5.05%, 1/28/27 (2) 2,810 2,769
Morgan Stanley, VR, 6.138%, 10/16/26 (2) 6,730 6,774
Morgan Stanley, VR, SOFR + 0.455%, 5.785%, 1/25/24  6,450 6,448
Morgan Stanley, VR, SOFR + 0.466%, 5.801%, 11/10/23  9,675 9,643
Morgan Stanley Bank, 4.754%, 4/21/26  5,725 5,655
NatWest Markets, 0.80%, 8/12/24 (1) 6,020 5,736

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NatWest Markets, 3.479%, 3/22/25 (1) 3,600 3,462
Northern Trust, 3.95%, 10/30/25  4,035 3,904
PNC Financial Services Group, VR, 4.758%, 1/26/27 (2) 7,035 6,905
PNC Financial Services Group, VR, 5.671%, 10/28/25 (2) 9,110 9,088
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2) 2,525 2,525
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 5,540 4,865
Skandinaviska Enskilda Banken, 3.70%, 6/9/25 (1) 7,645 7,392
Societe Generale, 2.625%, 10/16/24 (1) 1,120 1,077
Standard Chartered, VR, 0.991%, 1/12/25 (1)(2) 3,390 3,323
Standard Chartered, VR, 1.214%, 3/23/25 (1)(2) 520 504
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2) 3,965 3,750
State Street, 5.272%, 8/3/26  7,550 7,553
State Street, VR, 4.857%, 1/26/26 (2) 3,080 3,040
State Street, VR, 5.104%, 5/18/26 (2) 4,620 4,586
Synchrony Financial, 4.25%, 8/15/24  16,585 16,192
Toronto-Dominion Bank, 4.285%, 9/13/24  12,675 12,486
Toronto-Dominion Bank, 5.532%, 7/17/26  11,650 11,665
Truist Financial, FRN, SOFR + 0.40%, 5.601%, 6/9/25 (3) 6,125 5,968
U.S. Bancorp, VR, 4.548%, 7/22/28 (2) 13,020 12,458
U.S. Bancorp, VR, 5.727%, 10/21/26 (2) 4,020 4,001
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 3,200 2,813
UBS Group, VR, 4.488%, 5/12/26 (1)(2) 2,465 2,400
UBS Group, VR, 4.49%, 8/5/25 (1)(2) 6,380 6,278
Wells Fargo, VR, 2.188%, 4/30/26 (2) 5,935 5,573
Wells Fargo, VR, 3.526%, 3/24/28 (2) 4,850 4,508
Wells Fargo, VR, 3.908%, 4/25/26 (2) 7,870 7,611
Wells Fargo, VR, 4.54%, 8/15/26 (2) 7,470 7,284
626,141
Brokerage Asset Managers Exchanges 0.7%
Charles Schwab, 2.45%, 3/3/27  15,410 13,876
Charles Schwab, 3.20%, 3/2/27  3,330 3,086
LSEGA Financing, 0.65%, 4/6/24 (1) 13,435 12,984
Nasdaq, 5.65%, 6/28/25  1,155 1,161
31,107
Finance Companies 1.4%
AerCap Ireland Capital, 1.65%, 10/29/24  15,795 15,009
AerCap Ireland Capital, 4.50%, 9/15/23  1,457 1,455
AerCap Ireland Capital, 4.875%, 1/16/24  6,790 6,756
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,273
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 6,778
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 2,230 2,174
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,179
GATX, 3.25%, 3/30/25  6,145 5,888
GATX, 4.35%, 2/15/24  11,813 11,757
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 4,855 4,782
65,051

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 7,742 7,434
7,434
Insurance 3.6%
American International Group, 2.50%, 6/30/25  6,440 6,095
Athene Global Funding, 1.716%, 1/7/25 (1) 12,540 11,785
Athene Global Funding, 2.514%, 3/8/24 (1) 15,230 14,938
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 7,275 7,057
CNO Global Funding, 1.65%, 1/6/25 (1) 7,890 7,383
CNO Global Funding, 1.75%, 10/7/26 (1) 8,935 7,936
Corebridge Financial, 3.50%, 4/4/25  5,855 5,624
Elevance Health, 5.35%, 10/15/25  2,325 2,324
Equitable Financial Life Global Funding, 1.10%, 11/12/24 (1) 7,095 6,682
First American Financial, 4.60%, 11/15/24  2,840 2,790
Health Care Service Corp A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 10,806
Humana, 1.35%, 2/3/27  3,515 3,085
Humana, 3.85%, 10/1/24  6,064 5,936
Humana, 4.50%, 4/1/25  4,125 4,061
Humana, 5.75%, 3/1/28  2,290 2,326
Jackson Financial, 1.125%, 11/22/23  9,095 9,004
Jackson National Life Global Funding, 1.75%, 1/12/25 (1)(3) 8,265 7,744
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 5,950 5,787
Principal Life Global Funding II, 0.75%, 4/12/24 (1) 4,970 4,817
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,190
UnitedHealth Group, 3.70%, 5/15/27  7,965 7,651
UnitedHealth Group, 4.25%, 1/15/29  9,500 9,203
UnitedHealth Group, 5.15%, 10/15/25  6,730 6,727
UnitedHealth Group, 5.25%, 2/15/28  4,825 4,906
159,857
Real Estate Investment Trusts 0.5%
Brixmor Operating Partnership, 3.65%, 6/15/24  1,975 1,928
Kilroy Realty, 4.375%, 10/1/25  2,355 2,235
Public Storage Operating, 5.125%, 1/15/29  2,435 2,427
Public Storage Operating, FRN, SOFR + 0.47%, 5.786%, 4/23/24  4,245 4,245
Realty Income, 5.05%, 1/13/26  1,780 1,767
Simon Property Group, 2.00%, 9/13/24  3,350 3,224
WP Carey, 4.60%, 4/1/24  8,290 8,186
24,012
Total Financial Institutions 913,602
INDUSTRIAL 24.5%
Basic Industry 1.5%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,155
Celanese U.S. Holdings, 6.05%, 3/15/25  4,340 4,344
Celanese U.S. Holdings, 6.35%, 11/15/28  3,080 3,089
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,258

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ecolab, 1.65%, 2/1/27  2,900 2,600
Ecolab, 5.25%, 1/15/28  8,040 8,142
LYB International Finance III, 1.25%, 10/1/25  5,631 5,134
Nucor, 2.00%, 6/1/25  2,330 2,192
Nucor, 3.95%, 5/23/25  3,585 3,489
Nutrien, 4.90%, 3/27/28  2,955 2,887
POSCO, 4.375%, 8/4/25  7,200 7,029
POSCO, 5.625%, 1/17/26 (1) 6,020 6,019
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,919
Steel Dynamics, 2.80%, 12/15/24  5,070 4,886
Westlake, 0.875%, 8/15/24  5,460 5,204
66,347
Capital Goods 0.9%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,194
Amphenol, 2.05%, 3/1/25  6,720 6,384
Amphenol, 4.75%, 3/30/26  2,535 2,504
Carrier Global, 2.242%, 2/15/25  1,909 1,817
Otis Worldwide, 2.056%, 4/5/25  7,965 7,550
Parker-Hannifin, 3.65%, 6/15/24  11,495 11,297
Regal Rexnord, 6.05%, 2/15/26 (1) 4,655 4,633
Republic Services, 0.875%, 11/15/25 (3) 1,566 1,419
Republic Services, 4.875%, 4/1/29  2,085 2,065
42,863
Communications 4.5%
American Tower, 2.40%, 3/15/25  4,733 4,495
American Tower, 5.00%, 2/15/24  3,384 3,367
AT&T, 4.10%, 2/15/28  2,395 2,264
Charter Communications Operating, 4.908%, 7/23/25  27,430 26,943
Cox Communications, 3.15%, 8/15/24 (1) 13,268 12,918
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,384
Crown Castle, 1.05%, 7/15/26  9,140 8,067
Crown Castle, 2.90%, 3/15/27  6,355 5,838
Crown Castle, 5.00%, 1/11/28 (3) 2,340 2,297
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 1,917
KT, 4.00%, 8/8/25 (1) 8,770 8,533
Meta Platforms, 4.60%, 5/15/28  4,770 4,719
NTT Finance, 0.583%, 3/1/24 (1) 4,120 4,018
NTT Finance, 4.239%, 7/25/25 (1) 1,630 1,590
Rogers Communications, 2.95%, 3/15/25  10,585 10,107
Rogers Communications, 3.20%, 3/15/27  9,100 8,424
SBA Tower Trust, 1.631%, 11/15/26 (1)(3) 4,260 3,682
SBA Tower Trust, 1.884%, 1/15/26 (1) 2,480 2,247
SBA Tower Trust, 2.836%, 1/15/25 (1) 8,585 8,196
SBA Tower Trust, 6.599%, 1/15/28 (1) 4,150 4,194
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49 (1) 2,540 2,469
T-Mobile USA, 2.625%, 4/15/26  2,755 2,558

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
T-Mobile USA, 3.50%, 4/15/25  7,685 7,428
Take-Two Interactive Software, 3.30%, 3/28/24 (3) 242 238
Take-Two Interactive Software, 3.55%, 4/14/25  3,135 3,027
Take-Two Interactive Software, 5.00%, 3/28/26  7,055 6,984
Verizon Communications, 0.85%, 11/20/25  11,600 10,513
Verizon Communications, 1.45%, 3/20/26  9,810 8,880
Verizon Communications, 2.625%, 8/15/26  11,075 10,292
Warnermedia Holdings, 3.755%, 3/15/27  20,340 19,063
Warnermedia Holdings, 6.412%, 3/15/26  3,375 3,378
201,030
Consumer Cyclical 3.6%
7-Eleven, 0.80%, 2/10/24 (1) 4,890 4,782
Advance Auto Parts, 5.90%, 3/9/26  1,585 1,569
Daimler Truck Finance North America, 1.625%, 12/13/24 (1) 7,760 7,367
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 2,165 2,149
Daimler Truck Finance North America, 5.20%, 1/17/25 (1) 2,745 2,726
General Motors Financial, 2.90%, 2/26/25  13,795 13,167
General Motors Financial, 5.40%, 4/6/26  3,685 3,634
Genuine Parts, 1.75%, 2/1/25  2,980 2,815
Hyatt Hotels, 1.30%, 10/1/23  4,775 4,758
Hyundai Capital America, 0.80%, 1/8/24 (1) 5,910 5,805
Hyundai Capital America, 0.875%, 6/14/24 (1) 5,795 5,568
Hyundai Capital America, 1.00%, 9/17/24 (1) 3,765 3,579
Hyundai Capital America, 5.50%, 3/30/26 (1) 3,270 3,249
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,264
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,641
Lowe's, 3.35%, 4/1/27  2,275 2,139
Lowe's, 4.40%, 9/8/25  8,460 8,315
Lowe's, 4.80%, 4/1/26  4,745 4,692
Marriott International, 3.60%, 4/15/24  11,722 11,542
Marriott International, 3.75%, 3/15/25  1,345 1,305
Marriott International, 4.90%, 4/15/29  1,480 1,441
Marriott International, Series EE, 5.75%, 5/1/25  1,381 1,382
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 5,025 4,976
Nissan Motor, 3.043%, 9/15/23 (1) 15,844 15,830
Nissan Motor Acceptance, 3.875%, 9/21/23 (1) 1,530 1,528
Nordstrom, 2.30%, 4/8/24  1,280 1,235
Ross Stores, 0.875%, 4/15/26  4,540 4,040
Ross Stores, 4.60%, 4/15/25  15,624 15,355
Starbucks, 4.75%, 2/15/26  5,815 5,763
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 5,790 5,058
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 5,295 5,238
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 5,185 5,031
162,943
Consumer Non-Cyclical 6.5%
AbbVie, 2.60%, 11/21/24  20,860 20,138

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
AbbVie, 2.95%, 11/21/26  14,705 13,758
AbbVie, 3.20%, 5/14/26  1,295 1,231
Amgen, 5.25%, 3/2/25  2,635 2,621
Astrazeneca Finance, 1.20%, 5/28/26  12,035 10,871
BAT International Finance, 1.668%, 3/25/26  7,140 6,463
BAT International Finance, 4.448%, 3/16/28  13,155 12,451
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 5,080 5,048
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,106
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 9,880
Brunswick, 0.85%, 8/18/24  10,060 9,557
Cardinal Health, 3.079%, 6/15/24  5,115 5,004
Cardinal Health, 3.50%, 11/15/24  6,185 6,002
Coca-Cola Europacific Partners, 0.80%, 5/3/24 (1) 14,655 14,161
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,457
CVS Health, 2.875%, 6/1/26  3,470 3,250
CVS Health, 3.00%, 8/15/26  2,945 2,755
CVS Health, 5.00%, 2/20/26  6,970 6,906
Hasbro, 3.00%, 11/19/24  13,727 13,257
HCA, 3.125%, 3/15/27  7,560 6,940
HCA, 5.375%, 2/1/25  4,260 4,233
Imperial Brands Finance, 3.125%, 7/26/24 (1) 13,435 13,082
Imperial Brands Finance, 4.25%, 7/21/25 (1) 6,061 5,835
JDE Peet's, 0.80%, 9/24/24 (1) 4,440 4,180
Kenvue, 5.35%, 3/22/26 (1) 3,085 3,102
Mars, 4.55%, 4/20/28 (1) 9,340 9,167
Mondelez International, 2.625%, 3/17/27  5,415 4,978
Mondelez International Holdings Netherlands, 4.25%, 9/15/25 (1) 3,950 3,864
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,418
Perrigo Finance Unlimited, 3.90%, 12/15/24  25,290 24,310
Pfizer Investment Enterprises, 4.45%, 5/19/28  7,090 6,928
Philip Morris International, 4.875%, 2/13/26  5,920 5,859
Revvity, 0.55%, 9/15/23  5,755 5,745
Royalty Pharma, 0.75%, 9/2/23  6,420 6,419
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  5,950 5,940
Utah Acquisition Sub, 3.95%, 6/15/26  11,199 10,589
Viatris, 1.65%, 6/22/25  7,438 6,887
Viterra Finance, 4.90%, 4/21/27 (1) 7,230 6,999
Zoetis, 5.40%, 11/14/25  6,720 6,725
291,116
Energy 3.5%
Aker BP, 2.00%, 7/15/26 (1) 1,994 1,788
Canadian Natural Resources, 2.05%, 7/15/25  11,415 10,696
Canadian Natural Resources, 3.80%, 4/15/24  1,890 1,865
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  10,955 10,914
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,070
DCP Midstream Operating, 5.375%, 7/15/25  12,541 12,416

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enbridge, 2.15%, 2/16/24  2,395 2,353
Enbridge, 2.50%, 1/15/25  9,500 9,105
Enbridge, 2.50%, 2/14/25  4,350 4,150
Enbridge, 4.00%, 10/1/23  5,580 5,571
Energy Transfer, 2.90%, 5/15/25  1,860 1,768
Energy Transfer, 4.25%, 4/1/24  455 450
Energy Transfer, 4.90%, 2/1/24  4,925 4,895
Energy Transfer, 5.875%, 1/15/24  17,363 17,342
Energy Transfer, Series 5Y, 4.20%, 9/15/23  1,819 1,818
Eni, Series X-R, 4.00%, 9/12/23 (1) 13,505 13,497
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 4,272 4,264
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 2,878
ONEOK, 5.55%, 11/1/26  4,840 4,830
Ovintiv, 5.65%, 5/15/25  5,605 5,594
Pioneer Natural Resources, 5.10%, 3/29/26  4,380 4,346
Sabine Pass Liquefaction, 5.625%, 3/1/25  8,540 8,508
Sabine Pass Liquefaction, 5.75%, 5/15/24  1,717 1,713
Schlumberger Finance Canada, 1.40%, 9/17/25  2,330 2,153
TransCanada PipeLines, 6.203%, 3/9/26  11,255 11,234
Williams, 5.40%, 3/2/26  11,725 11,705
156,923
Technology 2.8%
CDW, 5.50%, 12/1/24  2,690 2,673
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,579
Fidelity National Information Services, 4.50%, 7/15/25  3,965 3,888
Fiserv, 2.75%, 7/1/24  13,355 13,013
Fiserv, 3.80%, 10/1/23  3,685 3,678
Fortinet, 1.00%, 3/15/26  5,710 5,120
Microchip Technology, 0.972%, 2/15/24  10,345 10,111
Microchip Technology, 0.983%, 9/1/24  8,380 7,978
Microchip Technology, 2.67%, 9/1/23  7,395 7,394
Micron Technology, 5.375%, 4/15/28  6,955 6,831
Moody's, 3.75%, 3/24/25  6,475 6,306
NXP, 2.70%, 5/1/25  5,665 5,397
NXP, 3.875%, 6/18/26  4,219 4,033
NXP, 4.40%, 6/1/27  1,040 999
NXP, 4.875%, 3/1/24  6,671 6,630
Qorvo, 1.75%, 12/15/24 (1) 3,710 3,473
Roper Technologies, 3.65%, 9/15/23  2,210 2,209
S&P Global, 2.45%, 3/1/27  14,680 13,539
Western Union, 2.85%, 1/10/25  14,455 13,842
Workday, 3.50%, 4/1/27  3,450 3,259
124,952
Transportation 1.2%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  3,281 3,092
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 10,022

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,155
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,654
HPHT Finance, 1.50%, 9/17/26  6,650 5,880
HPHT Finance, 2.875%, 11/5/24  9,234 8,915
Penske Truck Leasing, 3.45%, 7/1/24 (1) 4,905 4,805
Penske Truck Leasing, 5.75%, 5/24/26 (1) 5,960 5,910
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28  1,955 1,767
53,200
Total Industrial 1,099,374
UTILITY 3.3%
Electric 2.6%
AES, 3.30%, 7/15/25 (1) 5,425 5,155
Alexander Funding Trust, 1.841%, 11/15/23 (1) 7,760 7,668
Constellation Energy Generation, 5.60%, 3/1/28  3,910 3,916
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,038
Enel Finance International, 1.375%, 7/12/26 (1) 9,605 8,504
Enel Finance International, 2.65%, 9/10/24 (1) 12,355 11,941
Enel Finance International, 6.80%, 10/14/25 (1) 1,400 1,423
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,126
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,800
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,179
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,183
NRG Energy, 3.75%, 6/15/24 (1) 4,470 4,359
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 7,806
Vistra Operations, 3.55%, 7/15/24 (1) 30,800 29,953
Vistra Operations, 5.125%, 5/13/25 (1) 8,015 7,796
115,847
Natural Gas 0.7%
APA Infrastructure, 4.20%, 3/23/25 (1) 16,219 15,816
NiSource, 5.25%, 3/30/28  1,560 1,552
Sempra, 3.30%, 4/1/25  5,035 4,841
Sempra, 5.40%, 8/1/26  2,840 2,845
Southern California Gas, 2.95%, 4/15/27  5,420 5,044
30,098
Total Utility 145,945
Total Corporate Bonds
(Cost $2,235,408) 2,158,921
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.6%
Government Sponsored 0.4%
Federal Home Loan Banks, 5.00%, 2/28/25 (3) 17,215 17,211
17,211

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Owned No Guarantee 2.2%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,402
Bharat Petroleum, 4.00%, 5/8/25  11,900 11,565
DAE Funding, 1.55%, 8/1/24 (1) 4,225 4,033
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,410
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 11,827
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 10,802
Korea Hydro & Nuclear Power, 4.25%, 7/27/27 (1) 2,010 1,950
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,391
NBN, 1.45%, 5/5/26 (1) 15,195 13,719
QNB Finance, 2.625%, 5/12/25  4,765 4,519
QNB Finance, 3.50%, 3/28/24  8,635 8,509
State Bank of India, 4.50%, 9/28/23  4,000 3,996
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,163
98,286
Total Foreign Government Obligations & Municipalities
(Cost $120,283) 115,497
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,638
Total Municipal Securities
(Cost $5,815) 5,638
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.1%
Collateralized Mortgage Obligations 5.1%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 4,190 3,452
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 3,906 3,192
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66 (1) 1,128 923
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 2,928 2,425
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 3,148 2,494
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 6,581 5,627

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 5,162 4,406
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 2,405 2,028
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 4,165 3,667
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 4,319 3,509
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 3,198 2,729
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,240 3,503
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 427 398
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66 (1) 2,626 2,092
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.602%, 1/25/30  98 98
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  3,535 3,524
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  218 218
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.288%, 12/25/41 (1) 6,459 6,417
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 7.196%, 6/25/43 (1) 5,783 5,809
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 1,003 914
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 1,551 1,332
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 1,726 1,481

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.838%, 4/25/34 (1) 1,342 1,342
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 535 488
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 892 744
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 755 618
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 2,332 1,858
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 2,234 1,762
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66 (1) 2,272 1,739
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 1,618 1,498
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 2,750 2,355
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.867%, 5/25/47 (1) 360 336
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 423 375
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 424 394
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 7,916 7,179
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 4,592 3,396
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.928%, 7/25/44 (1) 81 81
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 7,426 6,339

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 12,093 10,251
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 3,694 2,830
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 9,670 9,250
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 0.944%, 6.00%, 8/25/50 (1) 704 663
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 1,158 1,008
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 1,735 1,551
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 1,711 1,423
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 900 816
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 4,353 3,739
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 10,829 9,191
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 3,111 2,507
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 5.451%, 6/25/59 (1) 227 215
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.329%, 10/25/59 (1) 1,060 1,033
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 2,391 2,091
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 6.379%, 2/25/60 (1) 393 355
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 2,770 2,376

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 418 352
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,342 1,994
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 648 569
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66 (1) 3,070 2,529
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 5,681 4,829
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 352 319
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 921 847
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 54 53
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 1,398 1,222
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 3,554 3,114
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2,611 2,481
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1) 2,673 2,468
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 2,134 1,882
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 8,962 7,420
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
SOFR30A + 4.114%, 9.402%, 8/25/24  782 788
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 7.388%, 10/25/33 (1) 5,855 5,796

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.938%, 1/25/34 (1) 2,589 2,585
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.238%, 6/25/42 (1) 7,267 7,428
Structured Agency Credit Risk Debt Notes
Series 2023-DNA2, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.396%, 4/25/43 (1) 5,521 5,568
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 2,161 1,851
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52 (1) 2,552 2,166
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59 (1) 1,267 1,223
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 1,146 1,096
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 1,049 960
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 137 134
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 1,790 1,526
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 1,058 895
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,458 2,066
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 3,119 2,493
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 715 639
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 2,548 2,176
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 8,458 7,224

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP
4.91%, 6/25/67 (1) 4,958 4,802
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1) 709 639
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50 (1) 515 432
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 8,774 7,577
230,184
Commercial Mortgage-Backed Securities 4.8%
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M TSFR + 0.897%, 6.208%, 9/15/34 (1) 8,180 8,139
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  1,209 1,134
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  680 668
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.224%, 6/15/38 (1) 4,285 3,833
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.764%, 10/15/34 (1) 5,070 5,038
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.575%, 9/15/38 (1) 6,525 6,109
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.325%, 8/15/38 (1) 5,464 4,640
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M TSFR + 1.194%, 6.505%, 10/15/36 (1) 4,696 4,667
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M TSFR + 1.514%, 6.825%, 6/15/38 (1) 5,245 5,087
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.451%, 6/15/27 (1) 7,400 7,384
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.07%, 10/15/36 (1) 4,830 4,642

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2021-VIEW, Class A, ARM
1M TSFR + 1.394%, 6.704%, 6/15/36 (1) 3,785 3,598
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M TSFR + 1.764%, 7.075%, 11/15/36 (1) 10,831 10,384
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.763%, 2/10/47  6,420 6,049
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 6,941
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.853%, 8/10/47 (1) 2,995 2,567
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29 (1) 2,419 2,118
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M TSFR + 1.477%, 6.788%, 5/15/36 (1) 8,499 8,439
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M TSFR + 1.647%, 6.958%, 5/15/36 (1) 6,205 6,162
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 3,295 2,970
Extended Stay America Trust
Series 2021-ESH, Class A, ARM
1M TSFR + 1.194%, 6.504%, 7/15/38 (1) 4,881 4,834
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36 (1) 7,180 6,858
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.458%, 12/15/36 (1) 3,785 3,769
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 7.057%, 12/15/36 (1) 4,200 4,158
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.714%, 7.025%, 5/15/26 (1) 5,705 4,855
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 8,042
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 1.964%, 7.275%, 9/15/29 (1) 3,975 3,141

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 1.884%, 7.195%, 10/15/33 (1) 8,240 7,371
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.284%, 7.595%, 10/15/33 (1) 6,310 5,144
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.174%, 8/15/38 (1) 8,414 7,940
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M TSFR + 1.364%, 6.675%, 12/15/37 (1) 1,556 1,533
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 4,905 4,376
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.525%, 4/15/38 (1) 11,045 10,858
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 9,590 7,555
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M TSFR + 1.914%, 7.225%, 12/15/36 (1) 4,445 2,178
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.374%, 3/15/36 (1) 11,219 10,464
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.524%, 3/15/36 (1) 6,005 5,509
RLGH Trust
Series 2021-TROT, Class A, ARM
1M TSFR + 0.914%, 6.225%, 4/15/36 (1) 5,580 5,422
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  1,156 1,117
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  7,525 7,461
213,154
Residential Mortgage 0.2%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 7,873 7,637
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 292 288

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 137 136
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 1,000 974
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 736 707
9,742
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $505,102) 453,080
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.0%
U.S. Government Agency Obligations 3.5%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,775 3,439
5.00%, 10/1/23 - 7/1/25  1 1
5.50%, 12/1/23 - 10/1/38  20 20
6.00%, 9/1/34 - 9/1/35  349 360
7.00%, 3/1/39  615 638
7.50%, 6/1/38  524 538
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 4.849%, 4/1/37  5 5
12M USD LIBOR + 1.625%, 5.259%, 6/1/38  118 115
12M USD LIBOR + 1.625%, 5.703%, 6/1/38  18 18
12M USD LIBOR + 1.726%, 5.94%, 7/1/35  53 54
12M USD LIBOR + 1.733%, 4.108%, 2/1/37  22 22
12M USD LIBOR + 1.733%, 5.591%, 10/1/36  118 117
12M USD LIBOR + 1.74%, 5.013%, 5/1/38  61 59
12M USD LIBOR + 1.775%, 5.232%, 5/1/37  26 26
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  36 35
12M USD LIBOR + 1.915%, 4.29%, 2/1/37  25 25
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  54 53
12M USD LIBOR + 1.961%, 4.461%, 2/1/33  1 1
12M USD LIBOR + 1.975%, 4.225%, 2/1/34  1 1
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  31 30
12M USD LIBOR + 2.083%, 4.582%, 2/1/38  125 123
12M USD LIBOR + 2.22%, 4.558%, 2/1/37  31 31
1Y CMT + 2.219%, 4.344%, 10/1/33  — —
1Y CMT + 2.347%, 4.472%, 11/1/34  78 77
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  5,363 4,603
2.50%, 1/1/52  8,474 7,093

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 11/1/34 - 6/1/52  11,055 9,576
4.00%, 12/1/49 - 2/1/50  2,097 1,966
4.50%, 9/1/37 - 5/1/50  8,042 7,826
5.00%, 12/1/41  1,641 1,625
6.00%, 2/1/53  2,938 2,983
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  22 21
12M USD LIBOR + 1.553%, 5.24%, 7/1/35  24 24
12M USD LIBOR + 1.584%, 3.834%, 12/1/35  54 53
12M USD LIBOR + 1.655%, 5.905%, 8/1/37  8 8
12M USD LIBOR + 1.688%, 4.755%, 7/1/34  4 4
12M USD LIBOR + 1.69%, 5.44%, 5/1/38  57 56
12M USD LIBOR + 1.715%, 3.965%, 10/1/32 - 12/1/32  35 35
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  8 7
12M USD LIBOR + 1.78%, 4.03%, 1/1/34  11 11
12M USD LIBOR + 1.788%, 4.538%, 5/1/38  28 28
12M USD LIBOR + 1.83%, 5.082%, 4/1/38  112 109
12M USD LIBOR + 1.83%, 6.08%, 8/1/38  3 3
12M USD LIBOR + 1.853%, 6.103%, 8/1/38  80 81
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  19 19
12M USD LIBOR + 1.922%, 5.20%, 5/1/38  93 91
ECOFC + 1.25%, 4.783%, 5/1/24  — —
ECOFC + 1.254%, 4.02%, 7/1/27  1 1
RFUCCT1Y + 1.671%, 4.046%, 2/1/33  2 2
RFUCCT6M + 1.368%, 3.908%, 10/1/33  230 229
Federal National Mortgage Assn., STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,532 2,030
2.50%, 1/1/52  8,116 6,745
3.00%, 9/1/28 - 6/1/52  8,571 7,824
3.50%, 12/1/45 - 1/1/52  11,711 10,610
4.00%, 1/1/47 - 9/1/52  17,735 16,412
4.50%, 5/1/41 - 8/1/52  29,083 27,785
5.00%, 12/1/23 - 8/1/52  5,677 5,632
5.50%, 1/1/24 - 5/1/40  6,012 6,113
6.00%, 1/1/24 - 7/1/53  10,761 11,091
6.50%, 7/1/32 - 12/1/32  254 263
UMBS, TBA (4)
5.00%, 9/1/53  4,760 4,615
5.50%, 9/1/53  10,755 10,619
6.00%, 9/1/53  6,010 6,026
158,007
U.S. Government Obligations 1.5%
Government National Mortgage Assn.
2.00%, 3/20/52  539 445
3.00%, 9/20/47  6,803 6,058

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 8/20/44 - 10/20/52  13,859 12,626
4.00%, 9/20/45 - 10/20/52  5,007 4,701
4.50%, 8/20/47 - 10/20/52  17,047 16,274
5.00%, 12/20/34 - 5/20/48  6,074 6,032
5.50%, 9/15/45 - 2/20/49  2,634 2,664
6.00%, 7/15/36  1,262 1,311
Government National Mortgage Assn., TBA (4)
5.00%, 9/20/53  6,145 5,980
5.50%, 9/20/53  7,170 7,097
6.50%, 9/20/53  5,515 5,585
68,773
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $240,623) 226,780
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 19.4%
U.S. Treasury Obligations 19.4%
U.S. Treasury Notes, 1.75%, 3/15/25  131,285 124,844
U.S. Treasury Notes, 2.75%, 5/15/25  209,545 201,884
U.S. Treasury Notes, 3.875%, 3/31/25 (5) 94,545 92,831
U.S. Treasury Notes, 3.875%, 4/30/25  55,080 54,082
U.S. Treasury Notes, 4.00%, 12/15/25  56,960 56,034
U.S. Treasury Notes, 4.25%, 5/31/25  37,295 36,840
U.S. Treasury Notes, 4.50%, 11/15/25  136,205 135,354
U.S. Treasury Notes, 4.625%, 6/30/25  104,735 104,162
U.S. Treasury Notes, 5.00%, 8/31/25  61,705 61,879
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $885,622) 867,910
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 115,654 115,654
Total Short-Term Investments
(Cost $115,654) 115,654

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 7,584 7,584
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 7,584
Total Securities Lending Collateral
(Cost $7,584) 7,584
Total Investments in Securities 101.8%
(Cost $4,745,274) $ 4,560,975
Other Assets Less Liabilities (1.8)% (82,052)
Net Assets 100.0% $ 4,478,923
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,517,407 and represents 33.9% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2023.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $39,922 and represents 0.9% of net assets.
(5) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
PTT Pass-Through Trust
RFUCCT6M Six month Refinitiv USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 4,857 (61) (40) (21)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (168) (115) (53)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (87) (58) (29)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 13,815 (173) (115) (58)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 124,372 2,265 3,457 (1,192)
Total Bilateral Credit Default Swaps, Protection
Bought 3,129 (1,353)
Total Bilateral Swaps 3,129 (1,353)

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 712 U.S. Treasury Notes five year contracts 12/23 (76,128) $ (485)
Short, 757 U.S. Treasury Notes ten year contracts 12/23 (84,051) (841)
Long, 4,279 U.S. Treasury Notes two year contracts 12/23 872,080 2,481
Short, 26 Ultra U.S. Treasury Bonds contracts 12/23 (3,366) (53)
Short, 550 Ultra U.S. Treasury Notes ten year
contracts 12/23 (63,860) (782)
Net payments (receipts) of variation margin to date (461)
Variation margin receivable (payable) on open futures contracts $ (141)

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 986++
Totals $ —# $ — $ 986+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 48,178  ¤  ¤ $ 123,238
Total $ 123,238^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $986 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $123,238.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short-Term Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Short-Term Bond Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,437,737 $ — $ 4,437,737
Short-Term Investments 115,654 — — 115,654
Securities Lending Collateral 7,584 — — 7,584
Total Securities 123,238 4,437,737 — 4,560,975
Swaps — 2,265 — 2,265
Futures Contracts* 2,481 — — 2,481
Total $ 125,719 $ 4,440,002 $ — $ 4,565,721
Liabilities
Swaps $ — $ 489 $ — $ 489
Futures Contracts* 2,161 — — 2,161
Total $ 2,161 $ 489 $ — $ 2,650
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F55-054Q1 08/23